Summary of Significant Accounting Policies - Summary of Earnings Per Share Basic and Diluted (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Member]
Weighted average nonredeemable ordinary shares includes effect of private placement shares	752,000	752,000	752,000